Share Based Compensation - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Dec. 31, 2024	Jan. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares)				54,777,338
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 10,673
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			2 years 2 months 12 days
American Depositary Shares | Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	804,766	3,501,350